Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer,

the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: April 13, 2017 through October 12, 2017

Payment Date: October 16, 2017

Today’s Date: October 12, 2017

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittances for the April 13 through 30, 2017 Collection Period	1,761,930.58
ii.	Remittances for the May 1 through 31, 2017 Collection Period	5,074,868.70
iii.	Remittances for the June 1 through 30, 2017 Collection Period	9,172,544.03
iv.	Remittances for the July 1 through 31, 2017 Collection Period	7,021,665.91
v.	Remittances for the August 1 through 31, 2017 Collection Period	8,661,547.01
vi.	Remittances for the September 1 through 30, 2017 Collection Period	8,628,163.64
vii.	Remittances for the October 1 through 12, 2017 Collection Period	3,429,474.38
viii.	Net Earnings on General Subaccount	89,042.38	[4/1/17 through 9/30/17]

ix.	General Subaccount Balance (sum of i through viii above)	43,839,236.63

x.	Excess Funds Subaccount Balance as of Current Payment Date	45,282,073.21
xi.	Capital Subaccount Balance as of Current Payment Date (1)	8,508,617.70

xii.	Collection Account Balance (sum of ix through xi above)	97,629,927.54

2. Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Principal Balance	0.00
ii.	Tranche A-2 Principal Balance	402,951,382.00
iii	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance of all Series 2012 Transition Bonds	1,084,213,382.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due

i.	Tranche A-1	0.00	0.00
ii.	Tranche A-2	338,505,654.00	64,445,728.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	1,019,767,654.00	64,445,728.00

		Transition Bond Interest Rate	Days in Interest Period (2)	Interest Due

v.	Required Tranche A-1 Interest	0.9012%	180	0.00
vi.	Required Tranche A-2 Interest	2.1606%	180	4,353,083.78
vii.	Required Tranche A-3 Interest	3.0282%	180	10,314,987.94

(1)	Including current period earnings of $33,617.30
(2)	On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required*
viii.	Capital Subaccount	8,475,000.00		0.00
	* Includes $0.00 of prior period unreleased earnings.

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	0.00
ii.	Servicing Fee	423,750.00	(1)
iii.	Administration Fee and Independent Manager Fee	50,000.00	(2)
iv.	Operating Expenses	25,928.06	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Interest Payment	0.00		0.00
	2. Tranche A-2 Interest Payment	4,353,083.78		10.68
	3. Tranche A-3 Interest Payment	10,314,987.94		15.14

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

vii.	Principal Scheduled to be Paid on Current Payment Date

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	64,445,728.00		158.14
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.	Amount Calculated at Servicer’s Authorized Rate of Return on Equity on the Amount Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	0.00
xii.	Deposit to Excess Funds Subaccount	0.00
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	Aggregate Remittances as of Current Payment Date	79,613,477.78

	(1) Servicing fee: $1,695,000,000 x .05% x 180/360 = $423,750.00
	(2) Administration fee: $100,000 x 180/360 = $50,000.00
	(3) Reimbursement to Administrator for fees/expenses paid as follows:
	Outside counsel	5,308.06
	Printing	770.00
	Independent auditor	11,600.00
	Rating Agencies	8,250.00

	Total	25,928.06

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	0.00
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	35,774,241.15
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	35,774,241.15

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1 Principal Balance	0.00
ii.	Tranche A-2 Principal Balance	338,505,654.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	1,019,767,654.00

v.	Excess Funds Subaccount Balance	9,507,832.06
vi.	Capital Subaccount Balance	8,508,617.70

vii.	Aggregate Collection Account Balance	18,016,449.76

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Semiannual Interest

	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	Semiannual Principal

	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00

8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 12th day of October, 2017.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Robert B. McRae
Robert B. McRae
Assistant Treasurer